Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis (Tables)
12 Months Ended
Dec. 31, 2011
Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis:
Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis
	2012	2013	2014	2015	2016	2017
Discount rate	11.12%	10.75%	10.40%	10.05%	9.70%	9.37%